Insurance - Summary of Net Premiums and Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Gross amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 4,515	$ 4,209
Claims and benefits	3,700	3,990
Reinsurers' share of amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	(249)	(225)
Claims and benefits	(316)	(241)
Net Amounts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	4,266	3,984
Claims and benefits	$ 3,384	$ 3,749